CONSOLDIATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, authorized (in shares)		1,000,000,000	1,000,000,000
Ordinary shares, issued (in shares)		140,347,436	139,083,369
Ordinary shares, outstanding (in shares)		140,347,436	139,083,369
Accounts receivable, net	[1]	$ 1,266,595	$ 985,172
Accounts payable	[2]	612,031	459,651
Related Party
Accounts receivable, net		9,381	3,594
Accounts payable		$ 39,769	$ 101,538

[1]	Including amounts from a related party of $9,381 and $3,594 as of December 31, 2024 and 2023, respectively.
[2]	Including amounts to a related party of $39,769 and $101,538 as of December 31, 2024 and 2023, respectively.